Major Customers - Narrative (Details) - segment	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Major Customer [Line Items]
Number of reportable segments	1
Valero Energy Corporation [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	10.00%
Royal Dutch Shell PLC [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage		10.00%
BP PLC [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage			10.00%